SHARE-BASED PAYMENT - Annual compensation - Bonus (Details)		12 Months Ended
	Mar. 16, 2021 USD ($)	Jun. 30, 2022 USD ($) item	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Multiple of monthly salary for cash bonus paid in ordinary shares | item		5
Incremental value of bonus in cash payable		$ 30,000
Number of days of VWAP considered for bonus payment		20 days
Bonus in Kind
Disclosure of terms and conditions of share-based payment arrangement [line items]
Charges accounted		$ 200,000	$ 500,000
Shares already in issue		66,823	147,788
Bonus in Kind | Vests immediately
Disclosure of terms and conditions of share-based payment arrangement [line items]
Bonus vesting percentage		50.00%
Bonus in Kind | Vests in the subsequent 12-months
Disclosure of terms and conditions of share-based payment arrangement [line items]
Bonus vesting percentage		50.00%
Bonus in performance
Disclosure of terms and conditions of share-based payment arrangement [line items]
Charges accounted				$ 300,000
Number of shares issued	800,000
Bonus In Cash
Disclosure of terms and conditions of share-based payment arrangement [line items]
Charges accounted		$ 200,000	$ 400,000